Client Name:
Client Project Name:	BRAVO 2025-NQM5
Start - End Dates:	6/3/2024 - 10/25/2024
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	2
0 - Total Active Conditions

3 - Total Satisfied Conditions

2 - Credit Review Scope
1 - Category: Assets
1 - Category: Legal Documents
1 - Compliance Review Scope
1 - Category: Documentation
0 - Total Waived Conditions

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